                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101(d) OF REGULATION S-T

                                  UNITED STATES
                        SECURITIES AND EXCHANGE COMMISSON
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:     September 30, 1999
Check here if Amendment  [   ]; Amendment Number: _____
    This Amendment (Check only one.):       [   ] is a restatement.
                                            [   ] adds new holdings
                                                  entries.

Institutional Investment Manager Filing this Report:

Name:             Long-Term Capital Management, L.P.
Address:          One East Weaver Street
                  Greenwich, CT  06831

Form 13F File Number:   28- 5274
The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that the required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person  Signing  this  Report  on  Behalf  of  Reporting  Manager:

Name:             Eric R. Rosenfeld
Title:            Principal
Phone:            203-552-5462


Signature,  Place  and  Date  of  Signing:


/s/ Eric R. Rosenfeld        Greenwich, Connecticut          November 12,1999
---------------------        ----------------------          ----------------
[Signature]                    [City, State]                     [Date]
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                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101 (d) OF REGULATION S-T

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holding are reported by other reporting manager(s).

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

      Form 13F File Number                  Name

         28- ________________               ___________________________

         [Repeat as necessary.]
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                 THIS PAPER DOCUMENT IS BEING SUBMITTED PURSUANT
                        TO RULE 101 (d) OF REGULATION S-T


                              Form 13F SUMMARY PAGE


Report summary:


Number of Other Included Managers:                      2
                                             -----------------------

Form 13F  Information Table Entry Total:                6
                                             -----------------------

Form 13F  Information Table Value Total:     $        4645
                                             -----------------------
                                                   (thousands)

List of Other Included Managers:

Provide a number list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are not entries in this list, state "NONE" and omit the column headings and list entries.]

          No.           Form 13F File Number                            Name
          ---           ---------------------                           ----
          1             28- 6864                        Long-Term Capital Management Japan, Limited


          2             28- 5278                        LTCM (UK)

         [Repeat as necessary.]
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                                    FORM 13F

PAGE 1 OF 1

                                              NAME OF REPORTING MANAGER:  LONG-TERM CAPITAL MANAGEMENT, L.P.
--------------------------------------------------------------------------------------------------------------
                   COLUMN 1                   COLUMN 2     COLUMN 3    COLUMN 4             COLUMN 5
--------------------------------------------------------------------------------------------------------------
   LINE #       NAME OF ISSUER                 TITLE        CUSIP    MARKET VALUE  SHARES/     SH/    PUT/
                                              OF CLASS      NUMBER     (X 1000)    PRN AMT     PRN    CALL
     1      Citigroup Inc .................      Com      172967101      1016      23,000      Sh
     2      Coca Cola Co ..................      Com      191216100      1579      32,896      Sh
     3      Intel Corp ....................      Com      458140100       232       3,100      Sh
     4      Johnson & Johnson .............      Com      478160104       259       2,800      Sh
     5      Sunbeam Corp ..................      Com      867071102        82      14,500      Sh
     6      Xerox Corp ....................      Com      984121103      1475      35,500      Sh



                            GRAND TOTAL                                  4645

                                           NAME OF REPORTING MANAGER:  LONG-TERM CAPITAL MANAGEMENT, L.P.
----------------------------------------------------------------------------------------------------------
                   COLUMN 1                        COLUMN 6    COLUMN 7               COLUMN 8
----------------------------------------------------------------------------------------------------------
   LINE #       NAME OF ISSUER                    INVESTMENT     OTHER        VOTING AUTHORITY (SHARES)
                                                  DISCRETION   MANAGERS     SOLE       SHARED        NONE
     1      Citigroup Inc .................         Defined      1, 2      23,000
     2      Coca Cola Co ..................         Defined      1, 2      32,896
     3      Intel Corp ....................         Defined      1, 2       3,100
     4      Johnson & Johnson .............         Defined      1, 2       2,800
     5      Sunbeam Corp ..................         Defined      1, 2      14,500
     6      Xerox Corp ....................         Defined      1, 2      35,500

NOTE: IN ADDITION, CONFIDENTIAL POSITIONS HAVE BEEN FILED SEPARATELY WITH THE SECRETARY OF THE SEC